TREASURY SHARES (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
American Depositary Shares
TREASURY SHARES
Average repurchase price per ADS | $ / shares	$ 2.53
Repurchase Value | $	$ 110,302,607
American Depositary Shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And Share Repurchase Program 2023
TREASURY SHARES
Number of Shares repurchased	46,565,379
Average repurchase price per ADS | $ / shares	$ 2.81
Repurchase Value | $	$ 130,860,764
Class A Ordinary shares
TREASURY SHARES
Number of Shares repurchased	87,214,480
Shares issued under ESOP	5,916,278
Class A Ordinary shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And Share Repurchase Program 2023
TREASURY SHARES
Number of Shares repurchased	93,130,758